As filed with the Securities and Exchange Commission on March 27, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21421
NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Real Estate Securities Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2019
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments Real Estate Securities Income Fund Inc.^
(Unaudited) January 31, 2019

NUMBER OF SHARES		VALUE	†
Common Stocks 86.7%

Apartments 5.9%
151,900	American Campus Communities, Inc.	$6,990,438	(a)
78,100	Mid-America Apartment Communities, Inc.	7,909,968	(a)
		14,900,406
Commercial Financing 8.5%
276,500	Blackstone Mortgage Trust, Inc. Class A	9,536,485	(a)
541,400	Starwood Property Trust, Inc.	11,954,112	(a)
		21,490,597
Data Centers 5.8%
73,000	CoreSite Realty Corp.	7,211,670	(a)
67,100	Digital Realty Trust, Inc.	7,269,614	(a)
		14,481,284
Diversified 2.0%
149,800	Colony Capital, Inc.	909,286
419,700	Lexington Realty Trust	4,033,317
		4,942,603
Free Standing 3.0%
155,050	Four Corners Property Trust, Inc.	4,378,612	(a)
59,200	National Retail Properties, Inc.	3,120,432	(a)
		7,499,044
Health Care 13.8%
529,166	Medical Properties Trust, Inc.	9,630,821	(a)
275,300	Omega Healthcare Investors, Inc.	11,064,307	(a)
81,100	Ventas, Inc.	5,230,139	(a)
113,600	Welltower, Inc.	8,802,864	(a)
		34,728,131
Home Financing 5.3%
182,700	AGNC Investment Corp.	3,272,157	(a)
955,700	Annaly Capital Management, Inc.	9,977,508	(a)
		13,249,665
Industrial 4.7%
68,950	Prologis, Inc.	4,768,582	(a)
258,700	STAG Industrial, Inc.	7,132,359	(a)
		11,900,941
Infrastructure 12.5%
80,300	American Tower Corp.	13,879,052	(a)
149,600	Crown Castle International Corp.	17,512,176	(a)
		31,391,228
Lodging/Resorts 1.7%
144,000	Park Hotels & Resorts, Inc.	4,330,080	(a)
Manufactured Homes 3.2%
74,300	Sun Communities, Inc.	8,166,313
Office 6.4%
57,800	Alexandria Real Estate Equities, Inc.	7,612,838	(a)
189,180	Highwoods Properties, Inc.	8,384,458	(a)
		15,997,296
NUMBER OF SHARES		VALUE	†

Regional Malls 6.4%
413,100	Brookfield Property Partners LP	$7,518,420	(a)
46,400	Simon Property Group, Inc.	8,450,368	(a)
		15,968,788
Self Storage 3.4%
85,400	Extra Space Storage, Inc.	8,421,294	(a)
Shopping Centers 2.0%
294,200	Kimco Realty Corp.	5,004,342	(a)
Specialty 0.9%
63,900	Iron Mountain, Inc.	2,377,080	(a)
Timber 1.2%
118,100	Weyerhaeuser Co.	3,098,944	(a)
Total Common Stocks (Cost $210,636,797)		217,948,036
Preferred Stocks 52.4%
Data Centers 0.5%
45,000	Digital Realty Trust, Inc., Ser. C, 6.63%	1,165,500
Diversified 7.6%
194,139	Colony Capital, Inc., Ser. B, 8.25%	4,898,127
16,212	Colony Capital, Inc., Ser. H, 7.13%	338,831
533,591	Colony Capital, Inc., Ser. I, 7.15%	11,258,770	(a)
125,000	Colony Capital, Inc., Ser. J, 7.13%	2,637,500	(a)
		19,133,228
Free Standing 0.9%
98,922	National Retail Properties, Inc., Ser. F, 5.20%	2,280,152	(a)
Home Financing 3.3%
325,000	Annaly Capital Management, Inc., Ser. F, 6.95%	8,206,250	(a)
Industrial 4.5%
100,000	PS Business Parks, Inc., Ser. U, 5.75%	2,335,000
255,500	Rexford Industrial Realty, Inc., Ser. A, 5.88%	5,902,050	(a)
125,600	STAG Industrial, Inc., Ser. C, 6.88%	3,222,896	(a)
		11,459,946
Lodging/Resorts 10.7%
379,000	Ashford Hospitality Trust, Inc., Ser. G, 7.38%	8,095,440
185,800	Eagle Hospitality Properties Trust, Inc., Ser. A, 8.25%	—	*(b)(c)
349,300	Pebblebrook Hotel Trust, Ser. D, 6.38%	8,935,094	(a)
192,000	Sunstone Hotel Investors, Inc., Ser. E, 6.95%	5,030,400	(a)
200,000	Sunstone Hotel Investors, Inc., Ser. F, 6.45%	4,798,000	(a)
		26,858,934

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE	†

Office 2.8%
6,000	Highwoods Properties, Inc., Ser. A, 8.63%	$7,050,000	(a)
Regional Malls 8.9%
299,115	CBL & Associates Properties, Inc., Ser. D, 7.38%	4,379,044
185,000	CBL & Associates Properties, Inc., Ser. E, 6.63%	2,432,750	(a)
292,289	Pennsylvania Real Estate Investment Trust, Ser. C, 7.20%	5,644,101	(a)
227,439	Taubman Centers, Inc., Ser. J, 6.50%	5,788,322	(a)
255,000	Washington Prime Group, Inc., Ser. H, 7.50%	4,133,550	(a)
		22,377,767
Self Storage 3.1%
40,500	Public Storage, Ser. E, 4.90%	891,405	(a)
275,000	Public Storage, Ser. Y, 6.38%	6,957,500	(a)
		7,848,905
Shopping Centers 5.7%
25,788	Cedar Realty Trust, Inc., Ser. B, 7.25%	611,176
124,100	Cedar Realty Trust, Inc., Ser. C, 6.50%	2,500,615
41,800	Kimco Realty Corp., Ser. K, 5.63%	963,490
70,131	Saul Centers, Inc., Ser. C, 6.88%	1,814,990
249,250	SITE Centers Corp., Ser. K, 6.25%	6,121,580	(a)
90,000	Urstadt Biddle Properties, Inc., Ser. G, 6.75%	2,259,000
		14,270,851
Single Family Homes 4.4%
223,000	American Homes 4 Rent, Ser. D, 6.50%	5,345,310	(a)
15,000	American Homes 4 Rent, Ser. E, 6.35%	344,550
116,700	American Homes 4 Rent, Ser. F, 5.88%	2,661,927	(a)
120,900	American Homes 4 Rent, Ser. G, 5.88%	2,648,919	(a)
		11,000,706
Total Preferred Stocks (Cost $149,335,515)		131,652,239
Short-Term Investments 0.8%
Investment Companies 0.8%
2,063,747	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(d) (Cost $2,063,747)	2,063,747
Total Investments 139.9% (Cost $362,036,059)		351,664,022
Liabilities Less Other Assets (39.9)%		(100,328,760)
Net Assets Applicable to Common Stockholders 100.0%		$251,335,262
*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	Defaulted security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$217,948,036	$—	$—	$217,948,036
Preferred Stocks
Lodging/Resorts	26,858,934	—	—	26,858,934
Other Preferred Stocks(a)	104,793,305	—	—	104,793,305
Short-Term Investments	—	2,063,747	—	2,063,747
Total Investments	$349,600,275	$2,063,747	$—	$351,664,022

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^  A balance indicated with a “-“, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2019
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities and certain preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments (Unaudited) (cont’d)

            either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Real Estate Securities Income Fund Inc.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  March 27, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  March 27, 2019
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 27, 2019